FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2024	2023
Designated derivative instruments -short-term assets:
Interest rate swaps	—	4,333
Non-designated derivative instruments -short-term assets:
Interest rate swaps	121	284
Total derivative instruments -short-term assets	121	4,617
Designated derivative instruments -long-term assets:
Interest rate swaps	1,631	2,357
Cross currency interest rate swaps	2,212	—
Non-designated derivative instruments -long-term assets:
Interest rate swaps	11,515	11,251
Cross currency interest rate swaps	165	—
Total derivative instruments - long-term assets	15,523	13,608

(in thousands of $)	2024	2023
Designated derivative instruments -short-term liabilities:
Cross currency swaps	—	11,845
Non-designated derivative instruments -short-term liabilities:
Cross currency swaps	14,884	85
Commodity swaps	—	436
Total derivative instruments - short-term liabilities	14,884	12,366
Designated derivative instruments -long-term liabilities:
Interest rate swaps	103	—
Cross currency swaps	—	8,965
Total derivative instruments - long-term liabilities	103	8,965

Schedule of swaps related to interest rate risk management
The summary below includes all interest rate swap transactions, involving the payment of fixed rates, in exchange for SOFR plus applicable credit adjustment spreads, most of which are hedges against specific loans. The fixed interest rate below includes the impact of credit adjustment spreads.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2019	August 2029	1.2% - 1.3%
$46,053 (remaining at $46,053)	April 2020	January 2025	0.2%
$81,600 (remaining at $81,600)	November 2024	November 2029	3.9%
$78,735 (reducing to $59,557)	November 2024	August 2029	3.9%
$113,739 (reducing to $42,285)	December 2024	December 2029	3.7% - 3.8%
$59,604 (reducing to $13,564)	December 2024	January 2030	4.1%

The summary below includes all currency swap transactions, involving the payment of fixed interest in U.S. dollars in exchange for NIBOR plus a margin in Norwegian kroner, some of which are hedges against the NOK750 million senior unsecured bonds due 2029.

Notional Principal	Trade date	Maturity date	Fixed interest rate (payable)	Margin on NIBOR leg (receivable)
NOK750 million ($69.4 million)	September 2024	September 2029	6.4% - 6.5%	3.3%

Schedule of swaps related to foreign currency risk management

Principal Receivable	Principal Payable		Trade date	Maturity date
NOK600 million	US$67.5	million	January 2020	January 2025
NOK750 million	US$69.4	million	September 2024	September 2029

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2024, and 2023, are as follows:

	2024	2024	2023	2023
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity Securities	3,736	3,736	5,104	5,104
NOK700 million senior unsecured floating rate bonds due 2024	—	—	68,426	68,919
NOK600 million senior unsecured floating rate bonds due 2025	—	—	58,089	59,181
7.25% senior unsecured sustainability linked bonds due 2026	150,000	150,975	150,000	146,310
8.875% senior unsecured sustainability linked bonds due 2027	150,000	154,737	150,000	152,820
8.25% senior unsecured sustainability linked bonds due 2028	145,200	149,874	—	—
NOK750 million senior unsecured floating rate bonds due 2029	63,592	63,778	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts – short-term receivables	121	121	4,617	4,617
Interest rate/ currency/ commodity swap contracts – long-term receivables	15,523	15,523	13,608	13,608
Interest rate/ currency/ commodity swap contracts – short-term payables	14,884	14,884	12,366	12,366
Interest rate/ currency swap/ commodity contracts – long-term payables	103	103	8,965	8,965

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as of December 31, 2024, are measured as follows:

		Fair value measurements using
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	3,736	3,736
Interest rate/ currency/ commodity swap contracts – short-term receivables	121		121
Interest rate/ currency/ commodity swap contracts - long-term receivables	15,523		15,523
Total assets	19,380	3,736	15,644	—
Liabilities:
7.25% senior unsecured sustainability linked bonds due 2026	150,975	150,975
8.875% senior unsecured sustainability linked bonds due 2027	154,737	154,737
8.25% senior unsecured sustainability linked bonds due 2028	149,874	149,874
NOK750 million senior unsecured floating rate bonds due 2029	63,778	63,778
Interest rate/ currency/ commodity swap contracts – short-term payables	14,884		14,884
Interest rate/ currency/ commodity swap contracts – long-term payables	103		103
Total liabilities	534,351	519,364	14,987	—

The above fair values of financial assets and liabilities as of December 31, 2023, were measured as follows:

		Fair value measurements using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	5,104	5,104
Interest rate/ currency/ commodity swap contracts – short-term receivables	4,617		4,617
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608		13,608
Total assets	23,329	5,104	18,225	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2024	68,919	68,919
NOK600 million senior unsecured floating rate bonds due 2025	59,181	59,181
7.25% senior unsecured sustainability linked bonds due 2026	146,310	146,310
8.875% senior unsecured sustainability linked bonds due 2027	152,820	152,820
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366		12,366
Interest rate/ currency/ commodity swap contracts – long-term payables	8,965		8,965
Total liabilities	448,561	427,230	21,331	—

Schedules of concentration of risk, by customer
There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2024	% of consolidated operating revenues (Year ended December 31, 2024)	Number of Vessels /rigs chartered as of December 31, 2023	% of consolidated operating revenues (Year ended December 31, 2023)
Maersk A/S (“Maersk”)	14	23%	16	28%
ConocoPhillips Skandinavia AS ("ConocoPhillips")	1	7%	1	10%